Regulatory Capital - Summary of Risk-Weighted Assets of Market Risk (RWAMINT) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Market Risk Weighted Assets	R$ 32,915	R$ 19,799
Fixed rate denominated in Real	31,076	24,919
Operations subject to commodity price variation	361	353
Operations subject to stock price variation	239	401
Operations subject to risk exposures in gold, foreign currency and foreign exchange variation	1,217	1,138
Internal credit grades [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market Risk Weighted Assets		(2,681)
Fixed rate denominated in Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed rate denominated in Real	6,119	4,952
Foreign currency coupon [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed rate denominated in Real	17,153	15,497
Price index coupon [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed rate denominated in Real	7,804	4,470
RWAMPAD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market Risk Weighted Assets	32,893	26,811
Minimum Market Risk Weighted Assets-Standard Aproach (RWAMPAD ) (1) (2)(a)	26,314	24,130
RWAMINT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market Risk Weighted Assets	R$ 32,915	R$ 24,130